Sales (Tables)	12 Months Ended
Dec. 31, 2014
Sales [Abstract]
Sales by Geographic Region
	Year ended December 31
	2012	2013	2014
		US$ thousands
North America	33,606	55,655	53,712
Europe	7,277	9,257	11,421
Asia-Pacific	7,846	8,386	10,489
	48,729	73,298	75,622

Sales to Single Customers Exceeding 10% of Sales
	Year ended December 31
	2012	2013	2014
		US$ thousands
Customer “A”	10,809	24,512	18,083
Customer “B”	8,714	*	*

*	Less than 10% of sales.